Employee Benefit Plan, Tax Status (Tables) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
EBP, Tax Status
6. Income Tax Status
The Plan has received a determination letter from the IRS dated October 24, 2017, stating the Plan is qualified under Section 401(a) of the Code and, therefore, exempt from taxation. Although the Plan has been restated and amended since receiving the determination letter, the Plan Sponsor believes the Plan is designed and being operated in compliance with the applicable requirements of the Code. The Plan's EH Master Trust is intended to be considered as an organization as described in Section 401(a) of the Code and exempt under Section 501(a) of the Code.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan and has concluded there are no uncertain positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.
EBP, Tax Status [Line Items]
EBP, Tax Status
6. Income Tax Status
The Plan has received a determination letter from the IRS dated October 24, 2017, stating the Plan is qualified under Section 401(a) of the Code and, therefore, exempt from taxation. Although the Plan has been restated and amended since receiving the determination letter, the Plan Sponsor believes the Plan is designed and being operated in compliance with the applicable requirements of the Code. The Plan's EH Master Trust is intended to be considered as an organization as described in Section 401(a) of the Code and exempt under Section 501(a) of the Code.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan and has concluded there are no uncertain positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.